Related Parties - Summary of Receivables From Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 4	R$ 253
Vinci Infra Investimentos V2I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	79
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4	4
Accadia Participacoes AS [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	91
Norcia Participacoes SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	56
Laguna Participações S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	11
VFDL 4 Empreendimentos Imobilirios LTDA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	3
Vias Participaes I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	1
Verona Participaes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 0	R$ 8